Endurance Series Trust
100 South Ashley Drive, Suite 895
Tampa, Florida  33602

April 12, 2013

VIA EDGAR

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Endurance Series Trust (the “Trust”) (File Nos. 333-186059 and 811-22794)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus for the Gator Capital Fund and Statement of Additional Information for the Gator Capital Fund does not differ from those contained in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A, which was filed electronically on April 1, 2013 and was declared effective on April 8, 2013.

If you have any questions concerning the foregoing, please call the undersigned at 404-549-8991.

Sincerely,

Endurance Series Trust

/s/ Andres Sandate

Andres Sandate
Secretary

cc:	Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101